DERIVATIVE LIABILITIES (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Number of shares underlying the Warrants		37,500
Fair market value of stock		$ 5.10
Exercise Price		$ 20.00
Volatility		118.00%	109.00%
Risk-free interest rate		1.63%	1.37%
Expected dividend yield		0.00%	0.00%
Warrant life (years)		6 years	6 years
Series A Preferred Stock - Conversion Option [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	37,500
Fair market value of stock	$ 0.58
Exercise Price	$ 11.50
Volatility	119.90%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	4 years 3 months
Series A Preferred Stock - Conversion Option [Member] | 31 December 2014
Derivative [Line Items]
Number of shares underlying the Warrants	750,000
Fair market value of stock	$ 5.10
Exercise Price	$ 5.70
Volatility	131.00%
Risk-free interest rate	0.25%
Expected dividend yield	7.00%
Warrant life (years)	1 year
Series A Preferred Stock - Conversion Option [Member] | 31 December 2014 | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	37,500
Fair market value of stock	$ 5.10
Exercise Price	$ 20.00
Volatility	112.90%
Risk-free interest rate	0.96%
Expected dividend yield	0.00%
Warrant life (years)	5 years
Series B Preferred Stock - Conversion Option [Member] | 31 Group, LLC [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	17,500
Fair market value of stock	$ 0.58
Exercise Price	$ 11.50
Volatility	119.70%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	4 years 4 months 6 days
Series B Preferred Stock - Conversion Option [Member] | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	42,250
Fair market value of stock	$ 0.58
Exercise Price	$ 20.00
Volatility	119.50%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	4 years 4 months 24 days
Series B Preferred Stock - Conversion Option [Member] | 11 February 2015 | 31 Group, LLC [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	350,000
Fair market value of stock	$ 4.22
Exercise Price	$ 3.57
Volatility	143.40%
Risk-free interest rate	0.24%
Expected dividend yield	7.00%
Warrant life (years)	1 year
Series B Preferred Stock - Conversion Option [Member] | 11 February 2015 | 31 Group, LLC [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	17,500
Fair market value of stock	$ 4.22
Exercise Price	$ 20.00
Volatility	120.60%
Risk-free interest rate	0.90%
Expected dividend yield	0.00%
Warrant life (years)	5 years
Series B Preferred Stock - Conversion Option [Member] | 24 February 2015 | Related Party [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	845,000
Fair market value of stock	$ 4.50
Exercise Price	$ 4.00
Volatility	143.40%
Risk-free interest rate	0.22%
Expected dividend yield	7.00%
Warrant life (years)	1 year
Series B Preferred Stock - Conversion Option [Member] | 24 February 2015 | Related Party [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	42,250
Fair market value of stock	$ 4.50
Exercise Price	$ 20.00
Volatility	115.80%
Risk-free interest rate	0.90%
Expected dividend yield	0.00%
Warrant life (years)	5 years
Series C Preferred Stock - Conversion Option [Member] | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	90,000
Fair market value of stock	$ 0.58
Exercise Price	$ 11.50
Volatility	119.50%
Risk-free interest rate	1.03%
Expected dividend yield	0.00%
Warrant life (years)	4 years 4 months 24 days
Series C Preferred Stock - Conversion Option [Member] | 24 February 2015
Derivative [Line Items]
Number of shares underlying the Warrants	1,800,000
Fair market value of stock	$ 4.50
Exercise Price	$ 4.00
Volatility	143.40%
Risk-free interest rate	0.22%
Expected dividend yield	7.00%
Warrant life (years)	1 year
Series C Preferred Stock - Conversion Option [Member] | 24 February 2015 | Warrant [Member]
Derivative [Line Items]
Number of shares underlying the Warrants	90,000
Fair market value of stock	$ 4.50
Exercise Price	$ 20.00
Volatility	115.80%
Risk-free interest rate	0.90%
Expected dividend yield	0.00%
Warrant life (years)	5 years